Note 21 - Other Payables and Provisions for Liabilities - Contractual Maturity of Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Amounts payable under finance leases	$ 5,918	$ 2,767
Amounts payable under finance leases	(5,918)	(2,767)
Not later than one year [member]
Statement Line Items [Line Items]
Amounts payable under finance leases	2,491	602
Amounts payable under finance leases	(2,491)	(602)
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Amounts payable under finance leases	3,427	2,165
Amounts payable under finance leases	(3,427)	(2,165)
Later than one year [member]
Statement Line Items [Line Items]
Amounts payable under finance leases	3,427	2,165
Amounts payable under finance leases	$ (3,427)	$ (2,165)